Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes the outstanding balance between the Company and Axionlog as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Other receivables	5,952	5,995
Miscellaneous	4,281	4,031
Accounts payable	(31,278)	(27,261)

The following table summarizes the transactions between the Company and Axionlog for the fiscal years ended December 31, 2025, 2024 and 2023:

	Fiscal years ended December 31,
	2025	2024	2023
Food and paper (i)	$(359,119)	$(338,543)	$(319,232)
Occupancy and other operating expenses	(12,039)	(10,893)	(9,590)
(i)Include $73,711 of distribution fees and $285,408 of supplier purchases managed through the Axionlog Business for the fiscal year ended December 31, 2025; $67,296 and $271,247, respectively, for the fiscal year ended December 31, 2024; and $65,342 and $253,890, respectively, for the fiscal year ended December 31, 2023.
The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2025 and 2024:

	2025		2024
	Lacoop II, S.C	Saile (i)	Lacoop II, S.C	Saile (i)
Other receivables	$2,928	$1,510	$2,091	$978
Accounts payable	(2,412)	—	(5,936)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.